Schedules of Concentration of Risk Percentage (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	38.60%	39.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	7.90%	22.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	13.80%	3.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Product Information [Line Items]
Concentration risk percentage	14.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Product Information [Line Items]
Concentration risk percentage	15.60%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage	15.70%	30.70%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage	2.70%	10.40%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	13.40%	17.40%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage	1.70%	13.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	18.70%	26.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk percentage	18.50%	7.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage	14.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier I [Member]
Product Information [Line Items]
Concentration risk percentage		21.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier J [Member]
Product Information [Line Items]
Concentration risk percentage		12.00%